Investments accounted for using equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
17.
Investments accounted for using equity method

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Investments in associates	4,193	4,590
Investments in joint ventures	81	79
	4,274	4,669

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Share of profit/ (loss) of investments accounted for using equity method:
Associates	40	129	99
Joint ventures	(2)	(2)	(3)
	38	127	96

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
At January 1	4,330	4,274
Additions	9	356
Business combination	1	-
Share of profit, net	127	96
Share of other comprehensive income	4	112
Disposal	(70)	(3)
Step-up acquisition accounted for as business combination	(42)	(45)
Capital reduction	(7)	-
Impairment provision (note)	(23)	(64)
Currency translation differences	67	58
Dividend income	(122)	(115)
At December 31	4,274	4,669

Note:

Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments may be impaired, including but not limited to their financial positions, business performances and market capitalization. The Group carries out impairment assessment on those investments with impairment indicators, and the respective recoverable amounts of investments are determined with reference to the higher of fair value less costs of disposal and value in use.

In respect of the recoverable amount using value in use, the discounted cash flows calculations are based on cash flow projections estimated by management and the key assumptions adopted in these cash flow projections include revenue growth rates, profit margins and discount rates. In respect of the recoverable amount based on fair value less costs of disposal, the amount is calculated with reference to their respective market prices or using certain key valuation assumptions including the selection of comparable companies, recent market transactions and liquidity discount for lack of marketability.

The Group performed an impairment test for the investment in an associate and recognized an impairment provision of RMB64 million based on the recoverable amounts, and their recoverable amounts were determined using fair value less costs of disposal.

There are no material contingent liabilities relating to the Group’s interests in the investments accounted for using equity method.